Document and Entity Information	Oct. 06, 2025
Cover [Abstract]
Entity Registrant Name	SEMTECH CORP
Amendment Flag	false
Entity Central Index Key	0000088941
Document Type	8-K
Document Period End Date	Oct. 06, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-06395
Entity Tax Identification Number	95-2119684
Entity Address, Address Line One	200 Flynn Road
Entity Address, City or Town	Camarillo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93012-8790
City Area Code	805
Local Phone Number	498-2111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	SMTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false